Fair Value of Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2019
FAIR VALUE OF FINANCIAL INSTRUMENTS [abstract]
Fair value of financial instruments
	June 30, 2019		December 31, 2018
	Book Value	Fair Value	Book Value	Fair Value
Cash and cash equivalents	$110,645	$110,645	$137,882	$137,882
Restricted cash	$11,431	$11,431	$12,892	$12,892
Investments in available-for-sale-securities	$193	$193	$192	$192
Loan receivable from affiliate companies	$51,823	$51,823	$46,089	$46,089
Senior and ship mortgage notes, net	$(1,237,470)	$(976,756)	$(1,272,108)	$(966,402)
Long-term debt, including current portion	$(553,335)	$(559,164)	$(543,899)	$(549,078)
Long-term payable to affiliate companies	$(96,750)	$(96,750)	$(67,154)	$(67,154)

Fair value measurements on a recurring basis
	Fair Value Measurements as of June 30, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$193	$193	$—	$—
Total	$193	$193	$—	$—

	Fair Value Measurements as of December 31, 2018
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Investments in available-for-sale-securities	$192	$192	$—	$—
Total	$192	$192	$—	$—

Fair value measurements on a nonrecurring basis
	Fair Value Measurements as of June 30, 2019
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$13,769	$13,769	$—	$—
Investments in affiliates	30,650	30,650
Total	$44,419	$44,419	$—	$—

	Fair Value Measurements as of December 31, 2018
	Total	Quoted Prices in Active Markets for Identical Assets (Level I)	Significant Other Observable Inputs (Level II)	Significant Unobservable Inputs (Level III)
Vessels, port terminals and other fixed assets, net	$100,250	$—	$100,250	$—
Investments in affiliates	$29,328	$29,328	$—	$—
Total	$129,578	$29,328	$100,250	$—

Fair value measurements on a nonrecurring basis

	Fair Value Measurements at June 30, 2019
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$110,645	$110,645	$—	$—
Restricted cash	$11,431	$11,431	$—	$—
Loan receivable from affiliate companies(2)	$51,823	$—	$51,823	$—
Senior and ship mortgage notes	$(976,756)	$(968,130)	$(8,626)	$—
Long-term debt, including current portion(1)	$(559,164)	$—	$(559,164)	$—
Long-term payable to affiliate companies(2)	$(96,750)	$—	$(96,750)	$—

	Fair Value Measurements at December 31, 2018
	Total	(Level I)	(Level II)	(Level III)
Cash and cash equivalents	$137,882	$137,882	$—	$—
Restricted cash	$12,892	$12,892	$—	$—
Loan receivable from affiliate companies(2)	$46,089	$—	$46,089	$—
Senior and ship mortgage notes	$(966,402)	$(966,402)	$—	$—
Long-term debt, including current portion(1)	$(549,078)	$—	$(549,078)	$—
Long-term payable to affiliate companies(2)	$(67,154)	$—	$(67,154)	$—

(1)

The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.

(2)

The fair value of the Company’s loan receivable from/ payable to affiliate companies and long-term receivable from/payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.